EXCHANGEABLE NOTES	12 Months Ended
Dec. 31, 2023
EXCHANGEABLE NOTES
EXCHANGEABLE NOTES
14.	EXCHANGEABLE NOTES

		Lightning
	WFOE	Speed
	Exchangeable	Exchangeable
	Notes	Notes	Total
	US$	US$	US$
Balance as of January 1, 2021	—	—	—
Issuance of exchangeable notes	125,039	—	125,039
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	1,065	—	1,065
Changes in fair values of exchangeable notes due to the instrument-specific credit risk	(132)	—	(132)
Foreign currency translation adjustment	448	—	448
Balance as of December 31, 2021	126,420	—	126,420
Issuance of exchangeable notes	307,172	71,792	378,964
Exchange to Series A redeemable convertible preferred shares (note 17)	(60,419)	—	(60,419)
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	13,162	—	13,162
Changes in fair values of exchangeable notes due to the instrument-specific credit risk	33	—	33
Foreign currency translation adjustment	(31,048)	—	(31,048)
Balance as of December 31, 2022	355,320	71,792	427,112
Issuance of exchangeable notes	27,883	—	27,883
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	737	3,711	4,448
Changes in fair values of exchangeable notes due to the instrument-specific credit risk	272	1,398	1,670
Foreign currency translation adjustment	(5,574)	(1,223)	(6,797)
Balance as of December 31, 2023	378,638	75,678	454,316
– Current portion	378,638	—	378,638
– Non-current portion	—	75,678	75,678

WFOE Exchangeable Notes

In September 2021, the Company’s subsidiary, WFOE, entered into an exchangeable note agreement with an investor. Pursuant to the agreement, WFOE is entitled to issue, from time to time, exchangeable notes (the “WFOE Exchangeable Notes”) to obtain financing from the investor (the “WFOE Exchangeable Notes Holder”) up to RMB3,000,000 with coupon rate of 3% per annum. Each tranche of WFOE Exchangeable Notes is scheduled to mature on the one-year anniversary date of issuance. The repayments of the WFOE Exchangeable Notes were guaranteed by Founders Onshore Vehicle.

The Group issued RMB800,000 (equivalent to US$125,039), RMB600,000 (equivalent to US$94,130), RMB600,000 (equivalent to US$94,457), RMB800,000 (equivalent to US$118,585) and RMB200,000 (equivalent to US$27,883) on November 5, 2021, January 7, 2022, January 18, 2022, August 2, 2022 and September 22, 2023 to the WFOE Exchangeable Notes Holder, respectively, among which, RMB400,000 issued in November 2021 was exchanged for Series A redeemable convertible preferred shares in December 2022, as mentioned in note 17.

At the time when there is a subsequent round of equity financing, upon the notification in writing by the Group, the WFOE Exchangeable Notes Holder is entitled to convert the whole or any portion of the outstanding principal amount of the WFOE Exchangeable Notes into the shares of the subsequent round of equity financing at the post-money equity valuation based on a fixed monetary amount.

Pursuant to the agreement, the land use right of US$32,653 included in operating lease right-of-use assets and corporate buildings under construction of US$37,287 included in property, equipment and software have been pledged to the WFOE Exchangeable Notes Holder as of December 31, 2023.

Prior to a qualified initial public offering (“Qualified IPO” which is defined as an initial public offering and listing or back door listing (including via SPAC) or other similar transactions to achieve the listing of the shares of the Company):

1)Upon the conversion, the WFOE Exchangeable Notes Holder is entitled to require Founders Onshore Vehicle or its designated entity to transfer the Company’s shares at the price of RMB1 per share to make the WFOE Exchangeable Notes Holder’s shareholding in the Company not less than 5%, based on an investment of RMB3,000,000. If the investment amount at time of conversion is less than RMB3,000,000, 5% shareholding shall be adjusted on a pro-rata basis.
2)The Founders Onshore Vehicle or its designated entity must purchase all or a portion of the shares held by the WFOE Exchangeable Notes Holder at a price equal to the outstanding principal amount of the WFOE Exchangeable Notes plus interest rate of 3% per annum, if the Company failed to the consummation of Qualified IPO within seven-year anniversary of issuance date for each tranche of WFOE Exchangeable Notes, at the option of the WFOE Exchangeable Notes Holder.
3)The Founders Onshore Vehicle or its designated entity has the right to purchase 60% of the shares held by the WFOE Exchangeable Notes Holder at a price equal to the outstanding principal amount of the WFOE Exchangeable Notes plus interest rate of 8% per annum prior to the consummation of Qualified IPO.

The above three features are collectively referred to as the “Rights and Obligations provided by the Founders Onshore Vehicle”.

The guarantees and Rights and Obligations provided by the Founders Onshore Vehicle were accounted for as shareholder contributions at its estimated fair value at the respective issuance date of each tranche of loans. The fair value of the guarantees and Rights and Obligations provided by the Founders Onshore Vehicle was US$909 for the tranche issued in September 2023, US$8,135 for the tranches issued during the year ended December 31, 2022 and US$3,391 for the tranche issued in November 2021. The fair value of the guarantees and Rights and Obligations was treated as debt issuance cost and charged to the interest expenses in the consolidated and combined statements of comprehensive loss.

On April 27, 2023, the Company entered into a subscription agreement with the WFOE Exchangeable Notes Holder (the “Jingkai Subscription Agreement”), pursuant to which the WFOE Exchangeable Notes Holder has committed to subscribe for and purchase the Company’s ordinary shares for US$10.00 per share, for an investment amount of RMB2,600,000 (equivalent to US$367,092), which will be settled by the then outstanding principal amount of the WFOE Exchangeable Notes. Pursuant to Jingkai Subscription Agreement, the obligations of the parties to consummate the investment are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, among others, (a) all conditions precedent under the Merger Agreement having been satisfied or waived, and (b) all of the consents from, and filings and/or registrations with, applicable governmental authority as required by applicable PRC laws for the WFOE Exchangeable Notes Holder’s outbound direct investment in the Company shall have been duly obtained and completed (collectively as “Closing Conditions”). The Jingkai Subscription Agreement shall terminate upon the earlier to occur of (a) termination of the Merger Agreement, and (b) March 15, 2024, or such later termination date of the Merger Agreement as agreed among the parties thereto, among other things.

Pursuant to the above agreements, the maturity dates of the WFOE Exchangeable Notes were extended to the earlier of March 15, 2024 and termination of the Merger Agreement. The Group evaluated the amendment in accordance with ASC 470 - 50, Modifications and Extinguishments, and concluded that the change in present values of the WFOE Exchangeable Notes before and after the amendment was less than 10%. Therefore, the Group determined the amendment did not represent an extinguishment. The fair value change arising from the modification of US$661 was reflected in the fair values of the WFOE Exchangeable Notes.

The Group elected the fair value option to account for the WFOE Exchangeable Notes, including the component related to accrued interest. The Group believes the fair value option best reflects the economics of the underlying transaction. The WFOE Exchangeable Notes were recognized at fair value at the issuance date and are measured subsequently at fair value. The changes in fair values of the WFOE Exchangeable Notes due to the instrument-specific credit risk of US$272, US$33 and US$132 were debited/(credited) to other comprehensive income (loss) and all other changes in fair values of US$737, US$13,162 and US$1,065 were recognized as “Changes in fair values of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes, excluding impact of instrument-specific credit risk” in the consolidated and combined statements of comprehensive loss for the years ended December 31, 2023, 2022 and 2021, respectively.

The Group adopted a scenario-weighted average method to estimate the fair value of the WFOE Exchangeable Notes, based on an analysis of future values of the settlement of the obligation, assuming various outcomes. The probability weightings assigned to certain potential scenarios were based on management’s assessment of the probability of settlement of the liability in cash or shares and an assessment of the timing of settlement. In each scenario, the obligation valuation was based on the contractually agreed cash payment or equivalent equity discounted to each valuation date. The fair values of the WFOE Exchangeable Notes are estimated with the following key assumptions used:

	As of December 31,
	2023	2022
Risk-free interest rate	1.75%	2.07%
Discount rate	20.00%	20.00%
Probability of conversion	90.00%	50.00% – 75.00%
Bond yields	3.27%-4.06%	7.35% – 7.76%
Probability of occurrence of Qualified IPO	90.00%	45.00%

Lightning Speed Exchangeable Notes

In November 2022, the Company’s subsidiary, Hangzhou Lightning Speed Technology Co., Ltd. (“Lightning Speed”), entered into an exchangeable note agreement with an investor. Pursuant to the agreement, Lightning Speed is entitled to issue exchangeable notes (the “Lightning Speed Exchangeable Notes”) of RMB1,000,000 to obtain financing from the investor (the “Lightning Speed Exchangeable Notes Holder”). The repayments of the Lightning Speed Exchangeable Notes were guaranteed by the immediate shareholders of Lightning Speed, i.e., Sanya Lotus Venture Investment Limited Company (“Sanya Lotus”), a wholly owned subsidiary of the VIE, and Ningbo Weili Enterprise Management Consulting Partnership (Limited Partnership). The WFOE provide a joint and several liability guarantee for the Lightning Speed Exchangeable Notes.

In December 2022, Lightning Speed issued the first tranche of RMB500,000 (equivalent to US$71,792) to the Lightning Speed Exchangeable Notes Holder.

Each tranche of Lightning Speed Exchangeable Notes is scheduled to mature on the five-year anniversary date of issuance and bearing a simple interest rate of loan prime rate published by China Foreign Exchange Trade System (“LPR”). With the consent of the Lightning Speed Exchangeable Notes Holder, Lightning Speed can extend the term of each tranche of Lightning Speed Exchangeable Notes twice, but each extension shall not exceed one year. During the extension period, the interest on the outstanding principal of the Lightning Speed Exchangeable Notes is calculated at the simple interest rate of 110% of LPR All interests shall be paid at maturity.

During the period from the issuance date to the maturity date of each tranche of Lightning Speed Exchangeable Notes (subject to extension discussed above), the Lightning Speed Exchangeable Notes Holder is entitled to convert the whole or any portion of the outstanding principal amount of the Lightning Speed Exchangeable Notes into the shares of Lightning Speed based on the equity valuation of Lightning Speed, which is subject to further agreement by both parties, at the conversion date.

The Lightning Speed Exchangeable Notes Holder is entitled to request Lightning Speed to repay all outstanding principal and interests at maturity or if there is any occurrence of events of default by Lightning Speed. During the years ended December 31, 2023 and 2022, no default event was occurred.

The Group elected the fair value option to account for the Lightning Speed Exchangeable Notes, including the component related to accrued interest. The Group believes the fair value option best reflects the economics of the underlying transaction. The Lightning Speed Exchangeable Notes were recognized at fair value at the issuance date and are measured subsequently at fair value. The changes in fair values of the Lightning Speed Exchangeable Notes due to the instrument-specific credit risk of US$1,398, nil and nil were debited to other comprehensive income (loss) and all other changes in fair values of US$3,711, nil and nil were recognized as “Changes in fair values of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes, excluding impact of instrument-specific credit risk” in the consolidated and combined statements of comprehensive loss for the years ended December 31, 2023, 2022 and 2021, respectively.

The Group adopted a scenario-weighted average method to estimate the fair value of the Lightning Speed Exchangeable Notes, based on an analysis of future values of the settlement of the obligation, assuming various outcomes. The probability weightings assigned to certain potential scenarios were based on management’s assessment of the probability of settlement of the liability in cash or shares and an assessment of the timing of settlement. In each scenario, the obligation valuation was based on the contractually agreed cash payment or equivalent equity discounted to each valuation date. The fair values of the Lightning Speed Exchangeable Notes are estimated with the following key assumptions used:

	As of December 31,
	2023	2022
Risk-free interest rates	2.08%-2.29%	2.40% – 2.60%
Probability of conversion	75.00%	75.00%
Bond yield	4.03%	7.11%